SEGMENT RESULTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of primary reporting segments | Segment	2
Segment reporting, additional information about entity's reportable segments	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Lumber City, LaGrange, Meadowood, Thomasville, Glenvue and the Tara Facilities.
Assets	$ 68,580	$ 105,696
Real Estate Service Segment [Member]
Segment Reporting Information [Line Items]
Assets	63,500	103,200
Healthcare Services Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 5,600	$ 2,500